Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Low Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	CBLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$42	0.83%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
Net Assets	$ 1,391,646,441
Holdings Count | $ / shares	175
Advisory Fees Paid, Amount	$ 3,696,138
Investment Company Portfolio Turnover	56.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,391,646,441
Number of Holdings	175
Net Advisory Fee	$3,696,138
Portfolio Turnover	56.98%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	5.2%
First American Government Obligations Fund	3.5%
BX Trust	2.5%
CrownRock LP	2.4%
Sizzling Platter LLC	2.3%
Akamai Technologies, Inc.	2.2%
Mohegan Tribal Gaming Authority	2.1%
Chicago Atlantic Real Estate Finance Term Loan	1.9%
Western Digital Corp.	1.8%
Whirlpool Corp.	1.7%

Security Type
Corporate Bonds	58.2%
Bank Loans	11.3%
Money Market Funds	8.7%
Commercial Paper	6.4%
Special Purpose Acquisition Companies (SPACs)	3.8%
Asset-Backed Securities	3.7%
Mortgage-Backed Securities	3.6%
Convertible Bonds	3.5%
Preferred Stocks	0.6%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Retail Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Low Duration High Income Fund
Class Name	Retail Class
Trading Symbol	CBLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of October 31, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Retail Class	$46	1.00%
[2],[3]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.00%	[3]
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
Net Assets	$ 1,391,646,441
Holdings Count | $ / shares	175
Advisory Fees Paid, Amount	$ 3,696,138
Investment Company Portfolio Turnover	56.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,391,646,441
Number of Holdings	175
Net Advisory Fee	$3,696,138
Portfolio Turnover	56.98%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	5.2%
First American Government Obligations Fund	3.5%
BX Trust	2.5%
CrownRock LP	2.4%
Sizzling Platter LLC	2.3%
Akamai Technologies, Inc.	2.2%
Mohegan Tribal Gaming Authority	2.1%
Chicago Atlantic Real Estate Finance Term Loan	1.9%
Western Digital Corp.	1.8%
Whirlpool Corp.	1.7%

Security Type
Corporate Bonds	58.2%
Bank Loans	11.3%
Money Market Funds	8.7%
Commercial Paper	6.4%
Special Purpose Acquisition Companies (SPACs)	3.8%
Asset-Backed Securities	3.7%
Mortgage-Backed Securities	3.6%
Convertible Bonds	3.5%
Preferred Stocks	0.6%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Responsible Credit Fund
Class Name	Institutional Class
Trading Symbol	CBRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Responsible Credit Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/responsible-credit-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.90%
[4]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/responsible-credit-fund for more recent performance information.
Net Assets	$ 44,050,978
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 73,731
Investment Company Portfolio Turnover	67.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$44,050,978
Number of Holdings	70
Net Advisory Fee	$73,731
Portfolio Turnover	67.65%

Holdings [Text Block]

Top 10 Issuers
Western Digital Corp.	7.0%
Magnite, Inc.	6.3%
Forum Energy Technologies, Inc.	5.9%
First American Treasury Obligations Fund	4.6%
Outerstuff LLC	2.9%
Tapestry, Inc.	2.8%
Sizzling Platter LLC	2.6%
Hawaiian Holdings, Inc.	2.6%
Novedo Holding AB	2.3%
GrubHub Holdings, Inc.	2.3%

Security Type
Corporate Bonds	60.3%
Bank Loans	26.1%
Money Market Funds	6.8%
Commercial Paper	5.2%
Asset-Backed Securities	2.6%
Preferred Stocks	1.5%
Common Stocks	0.6%
U.S. Treasury Securities	0.4%
Convertible Bonds	0.4%
Cash & Other	-3.9%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/responsible-credit-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Ultra-Short Duration Fund
Class Name	Institutional Class
Trading Symbol	CBUDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/ultra-short-duration-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.90%
[5]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/ultra-short-duration-fund for more recent performance information.
Net Assets	$ 283,328,864
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 702,868
Investment Company Portfolio Turnover	92.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$283,328,864
Number of Holdings	101
Net Advisory Fee	$702,868
Portfolio Turnover	92.08%

Holdings [Text Block]

Top 10 Issuers
Icahn Enterprises LP	2.8%
BX Trust	2.6%
First American Treasury Obligations Fund	2.6%
Ford Motor Credit Co. LLC	2.6%
CrownRock LP	2.5%
Delta Air Lines, Inc.	2.5%
Getty Images, Inc.	2.5%
Sizzling Platter LLC	2.5%
Tapestry, Inc.	2.4%
Infor LLC	2.3%

Security Type
Corporate Bonds	73.6%
Asset-Backed Securities	6.1%
Mortgage-Backed Securities	5.3%
Bank Loans	4.6%
Commercial Paper	3.2%
Convertible Bonds	2.6%
Money Market Funds	2.6%
Municipal Bonds	1.5%
U.S. Treasury Securities	0.3%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/ultra-short-duration-fund
CrossingBridge Pre-Merger SPAC ETF
Shareholder Report [Line Items]
Fund Name	CrossingBridge Pre-Merger SPAC ETF
Class Name	CrossingBridge Pre-Merger SPAC ETF
Trading Symbol	SPC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Pre-Merger SPAC ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/spac-etf. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/spac-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CrossingBridge Pre-Merger SPAC ETF	$40	0.80%
[6]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/spac-etf for more recent performance information.
Net Assets	$ 30,453,028
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 225,925
Investment Company Portfolio Turnover	64.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$30,453,028
Number of Holdings	56
Net Advisory Fee	$225,925
Portfolio Turnover	64.84%

Holdings [Text Block]

Top 10 Issuers
Pyrophyte Acquisition Corp.	8.7%
Patria Latin American Opportunity Acquisition Corp.	8.5%
CO2 Energy Transition Corp.	5.1%
Mercer Park Opportunities Corp.	5.0%
Iron Horse Acquisitions Corp.	4.9%
IB Acquisition Corp.	4.8%
Four Leaf Acquisition Corp.	4.8%
Bukit Jalil Global Acquisition 1 Ltd.	4.6%
Global Lights Acquisition Corp.	4.5%
Range Capital Acquisition Corp.	4.2%

Security Type
Special Purpose Acquisition Companies (SPACs)	98.1%
Money Market Funds	1.9%
Rights	1.4%
Warrants	0.3%
Cash & Other	-1.7%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/spac-etf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Riverpark Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	RSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.96%
[7]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
Net Assets	$ 600,334,401
Holdings Count | $ / shares	129
Advisory Fees Paid, Amount	$ 1,794,507
Investment Company Portfolio Turnover	50.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$600,334,401
Number of Holdings	129
Net Advisory Fee	$1,794,507
Portfolio Turnover	50.45%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	4.1%
Forum Energy Technologies, Inc.	3.4%
United States Treasury Note	3.4%
TPC Group, Inc.	2.6%
Akamai Technologies, Inc.	2.3%
Just Eat Takeaway.com NV	2.3%
First American Government Obligations Fund	2.3%
Outerstuff LLC	2.3%
Crown Castle International Corp.	2.1%
Tegra118 Wealth Solutions, Inc.	2.0%

Security Type
Corporate Bonds	36.7%
Bank Loans	28.4%
Commercial Paper	6.9%
Convertible Bonds	6.8%
Money Market Funds	6.4%
Mortgage-Backed Securities	3.4%
U.S. Treasury Securities	3.4%
Special Purpose Acquisition Companies (SPACs)	2.6%
Asset-Backed Securities	1.9%
Cash & Other	3.5%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Retail Class
Shareholder Report [Line Items]
Fund Name	Riverpark Strategic Income Fund
Class Name	Retail Class
Trading Symbol	RSIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$61	1.21%
[8]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
Net Assets	$ 600,334,401
Holdings Count | $ / shares	129
Advisory Fees Paid, Amount	$ 1,794,507
Investment Company Portfolio Turnover	50.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$600,334,401
Number of Holdings	129
Net Advisory Fee	$1,794,507
Portfolio Turnover	50.45%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	4.1%
Forum Energy Technologies, Inc.	3.4%
United States Treasury Note	3.4%
TPC Group, Inc.	2.6%
Akamai Technologies, Inc.	2.3%
Just Eat Takeaway.com NV	2.3%
First American Government Obligations Fund	2.3%
Outerstuff LLC	2.3%
Crown Castle International Corp.	2.1%
Tegra118 Wealth Solutions, Inc.	2.0%

Security Type
Corporate Bonds	36.7%
Bank Loans	28.4%
Commercial Paper	6.9%
Convertible Bonds	6.8%
Money Market Funds	6.4%
Mortgage-Backed Securities	3.4%
U.S. Treasury Securities	3.4%
Special Purpose Acquisition Companies (SPACs)	2.6%
Asset-Backed Securities	1.9%
Cash & Other	3.5%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Nordic High Income Bond Fund
Class Name	Institutional Class
Trading Symbol	NRDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Nordic High Income Bond Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/nordic-high-income-bond-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/nordic-high-income-bond-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
[9]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/nordic-high-income-bond-fund for more recent performance information.
Net Assets	$ 54,251,275
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ (30,032)
Investment Company Portfolio Turnover	35.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$54,251,275
Number of Holdings	69
Net Advisory Fee	-$30,032
Portfolio Turnover	35.93%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	6.0%
First American Government Obligations Fund	6.0%
Force Bidco AS	3.0%
CCIT Holdings AS	2.9%
Grieg Seafood ASA	2.9%
Eidsiva Energi AS	2.7%
Norway Treasury Bill	2.6%
Posten Bring AS	2.6%
Avinor AS	2.5%
Geveko AB	2.4%

Security Type	(%)
Corporate Bonds	79.7%
Money Market Funds	12.0%
Bank Loans	3.0%
Foreign Government Debt Obligations	2.6%
U.S. Treasury Securities	0.2%
U.S. Treasury Bills	0.1%
Forwards	-0.2%
Cash & Other	2.6%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/nordic-high-income-bond-fund

[1]
*	Annualized

[2]
**	Annualized

[3]
*	For the period from November 1, 2024 through March 31, 2025. Had the Retail Class been operational for the entire reporting period, expenses would have been higher.

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized